As filed with the Securities and Exchange Commission on June 29, 2010

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street, New York, New York 10055

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

Anne F. Ackerley

BlackRock Funds II

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6009	Howard B. Surloff, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 7, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [ ], 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until July 7, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 28 on April 14,2010, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 30 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 28.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of June, 2010.

BLACKROCK FUNDS II (Registrant) on behalf of BlackRock Floating Rate Income Portfolio

By:	/S/ ANNE F. ACKERLEY
(Anne F. Ackerley, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ ANNE F. ACKERLEY Anne F. Ackerley	President and Chief Executive Officer (Principal Executive Officer)	June 29, 2010

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	June 29, 2010

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

BRUCE R. BOND* (Bruce R. Bond)	Trustee

DONALD W. BURTON* (Donald W. Burton)	Trustee

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee

KENNETH A. FROOT* (Kenneth A. Froot)	Trustee

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee

Signature	Title	Date

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

DAVID H. WALSH* (David H. Walsh)	Trustee

FRED G. WEISS* (Fred G. Weiss)	Trustee

RICHARD R. WEST* (Richard R. West)	Trustee

RICHARD S. DAVIS* (Richard S. Davis)	Trustee

LAURENCE D. FINK* (Laurence D. Fink)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

*By:	/S/ DENIS R. MOLLEUR Denis R. Molleur (Attorney-in-Fact)	June 29, 2010

*	Power of Attorney of James H. Bodurtha, Bruce R. Bond, Donald W. Burton, Stuart E. Eizenstat, Kenneth A. Froot, Robert M. Hernandez, John F. O’Brien, Roberta Cooper Ramo, David H. Walsh, Fred G. Weiss, Richard R. West, Richard S. Davis, Laurence D. Fink and Henry Gabbay dated November 1, 2007 is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 15, 2007.

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